Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
	Herbert S. Vogel		Javan D. Ottoson				Value of Initial Fixed $100 Investment Based on:
Year (1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (Loss)	Adjusted Free Cash Flow (4)
									(in thousands)
2023	$11,060,630	$12,463,744	$—	$—	$2,891,619	$3,247,712	$354.89	$163.02	$817,880	$285,403
2022	$6,733,036	$11,113,208	$—	$—	$2,083,619	$3,751,637	$313.93	$161.56	$1,111,952	$804,025
2021	$4,295,321	$14,520,242	$—	$—	$1,639,759	$5,005,015	$263.18	$105.95	$36,229	$482,538
2020	$2,325,154	$(320,679)	$1,879,774	$(6,639,951)	$1,132,654	$(27,157)	$54.57	$63.98	$(764,614)	$240,883

Company Selected Measure Name			adjusted free cash flow
Named Executive Officers, Footnote	Our principal executive officer (“PEO”), Herbert S. Vogel, succeeded Javan D. Ottoson as Chief Executive Officer in November of 2020. The remaining NEOs (“Non-PEO NEOs”) for each year presented above consisted of the following:
•2023: A. Wade Pursell, James B. Lebeck, Kenneth J. Knott, Mary Ellen Lutey
•2022 and 2021: A. Wade Pursell, David W. Copeland, Mary Ellen Lutey, Lehman E. Newton, III
•2020: A. Wade Pursell, David W. Copeland, Mary Ellen Lutey, Kenneth J. Knott

Peer Group Issuers, Footnote			The peer group used for comparison of cumulative total shareholder return is the Dow Jones Exploration and Production Index - DJUSOS.
Adjustment To PEO Compensation, Footnote
The following table sets forth the adjustments made during each year presented in the Pay Versus Performance table to arrive at compensation actually paid to our PEO and non-PEO NEOs:

Adjustments to Determine Compensation Actually Paid
	2023		2022		2021		2020
	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs	PEO (Herbert S. Vogel)	PEO (Javan D. Ottoson)	Average for Non-PEO NEOs
Total Compensation as reported in SCT	$11,060,630	$2,891,619	$6,733,036	$2,083,619	$4,295,321	$1,639,759	$2,325,154	$1,879,774	$1,132,654
Deduction of “Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in SCT	(295,736)	(65,794)	(188,143)	(23,199)	(245,600)	(93,022)	(170,465)	(321,131)	(154,328)
Service cost for pension plans	128,937	45,633	107,434	61,727	103,247	59,304	82,313	144,709	63,939
Deduction of “Stock Awards” reported in SCT	(4,999,989)	(1,312,508)	(4,500,021)	(1,174,993)	(1,600,013)	(537,496)	(1,179,998)	—	(254,687)
Fair value of awards granted during year, unvested as of year-end	6,486,117	1,668,271	5,205,221	1,332,750	1,849,015	621,144	1,207,623	—	260,649
Change in fair value of awards granted in prior years that were outstanding and unvested as of year-end	399,804	83,338	575,601	151,575	7,337,985	2,397,458	(1,360,713)	—	(581,562)
Change in fair value of awards granted in prior years that vested during the year	(316,019)	(62,847)	3,180,080	1,320,158	2,780,287	917,868	(1,224,593)	(2,576,757)	(493,822)
Deduction of fair value as of prior year-end of awards forfeited during the year	—	—	—	—	—	—	—	(5,766,546)	—
Compensation Actually Paid	$12,463,744	$3,247,712	$11,113,208	$3,751,637	$14,520,242	$5,005,015	$(320,679)	$(6,639,951)	$(27,157)

Unvested equity awards presented in the table above are computed in accordance with FASB ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount			$ 2,891,619	$ 2,083,619	$ 1,639,759	$ 1,132,654
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,247,712	3,751,637	5,005,015	(27,157)
Adjustment to Non-PEO NEO Compensation Footnote
The following table sets forth the adjustments made during each year presented in the Pay Versus Performance table to arrive at compensation actually paid to our PEO and non-PEO NEOs:

Adjustments to Determine Compensation Actually Paid
	2023		2022		2021		2020
	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs	PEO (Herbert S. Vogel)	Average for Non-PEO NEOs	PEO (Herbert S. Vogel)	PEO (Javan D. Ottoson)	Average for Non-PEO NEOs
Total Compensation as reported in SCT	$11,060,630	$2,891,619	$6,733,036	$2,083,619	$4,295,321	$1,639,759	$2,325,154	$1,879,774	$1,132,654
Deduction of “Change in Pension Value and Nonqualified Deferred Compensation Earnings” reported in SCT	(295,736)	(65,794)	(188,143)	(23,199)	(245,600)	(93,022)	(170,465)	(321,131)	(154,328)
Service cost for pension plans	128,937	45,633	107,434	61,727	103,247	59,304	82,313	144,709	63,939
Deduction of “Stock Awards” reported in SCT	(4,999,989)	(1,312,508)	(4,500,021)	(1,174,993)	(1,600,013)	(537,496)	(1,179,998)	—	(254,687)
Fair value of awards granted during year, unvested as of year-end	6,486,117	1,668,271	5,205,221	1,332,750	1,849,015	621,144	1,207,623	—	260,649
Change in fair value of awards granted in prior years that were outstanding and unvested as of year-end	399,804	83,338	575,601	151,575	7,337,985	2,397,458	(1,360,713)	—	(581,562)
Change in fair value of awards granted in prior years that vested during the year	(316,019)	(62,847)	3,180,080	1,320,158	2,780,287	917,868	(1,224,593)	(2,576,757)	(493,822)
Deduction of fair value as of prior year-end of awards forfeited during the year	—	—	—	—	—	—	—	(5,766,546)	—
Compensation Actually Paid	$12,463,744	$3,247,712	$11,113,208	$3,751,637	$14,520,242	$5,005,015	$(320,679)	$(6,639,951)	$(27,157)

Unvested equity awards presented in the table above are computed in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is an unranked list of the most important performance measures that link compensation actually paid to our PEO and non-PEO NEOs to Company performance. See the CD&A section above for additional discussion of why we think these measures are important.

Performance Measure	Description
Adjusted Free Cash Flow	Net cash provided by (used in) operating activities less capital expenditures, less budgeted stockholder returns actually paid in the period.
Relative TSR	Measurement of the compounded annual growth rate of the Company’s TSR compared to that of the applicable peer group.
Adjusted EBITDAX	Adjusted EBITDAX represents net income (loss) before interest expense, interest income, income taxes, depletion, depreciation, amortization and asset retirement obligation liability accretion expense, exploration expense, property abandonment and impairment expense, non-cash stock-based compensation expense, derivative gains and losses net of settlements, gains and losses on divestitures, gains and losses on extinguishment of debt, and certain other items.

Total Shareholder Return Amount			$ 354.89	313.93	263.18	54.57
Peer Group Total Shareholder Return Amount			163.02	161.56	105.95	63.98
Net Income (Loss)			$ 817,880,000	$ 1,111,952,000	$ 36,229,000	$ (764,614,000)
Company Selected Measure Amount			285,403,000	804,025,000	482,538,000	240,883,000
PEO Name	Herbert S. Vogel	Javan D. Ottoson	Herbert S. Vogel	Herbert S. Vogel	Herbert S. Vogel
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Non-GAAP Measure Description			We deemed adjusted free cash flow to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs for all years presented above. See “Performance Measure” table below for additional detail.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EBITDAX
Herbert S Vogel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,060,630	$ 6,733,036	$ 4,295,321	$ 2,325,154
PEO Actually Paid Compensation Amount			12,463,744	11,113,208	14,520,242	(320,679)
Javan D Ottoson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,879,774
PEO Actually Paid Compensation Amount						(6,639,951)
PEO | Adjustment, Deduction of Change in Pension Value and Nonqualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(295,736)	(188,143)	(245,600)
PEO | Adjustment, Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			128,937	107,434	103,247
PEO | Adjustment, Deduction of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,999,989)	(4,500,021)	(1,600,013)
PEO | Adjustment, Fair Value Of Awards Granted During Year, Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,486,117	5,205,221	1,849,015
PEO | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Were Outstanding and Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			399,804	575,601	7,337,985
PEO | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(316,019)	3,180,080	2,780,287
PEO | Adjustment, Deduction Of Fair Value As Of Prior Year-End Of Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Herbert S Vogel [Member] | Adjustment, Deduction of Change in Pension Value and Nonqualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(170,465)
PEO | Herbert S Vogel [Member] | Adjustment, Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						82,313
PEO | Herbert S Vogel [Member] | Adjustment, Deduction of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,179,998)
PEO | Herbert S Vogel [Member] | Adjustment, Fair Value Of Awards Granted During Year, Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,207,623
PEO | Herbert S Vogel [Member] | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Were Outstanding and Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,360,713)
PEO | Herbert S Vogel [Member] | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,224,593)
PEO | Herbert S Vogel [Member] | Adjustment, Deduction Of Fair Value As Of Prior Year-End Of Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Javan D Ottoson [Member] | Adjustment, Deduction of Change in Pension Value and Nonqualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(321,131)
PEO | Javan D Ottoson [Member] | Adjustment, Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						144,709
PEO | Javan D Ottoson [Member] | Adjustment, Deduction of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Javan D Ottoson [Member] | Adjustment, Fair Value Of Awards Granted During Year, Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Javan D Ottoson [Member] | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Were Outstanding and Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Javan D Ottoson [Member] | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,576,757)
PEO | Javan D Ottoson [Member] | Adjustment, Deduction Of Fair Value As Of Prior Year-End Of Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(5,766,546)
Non-PEO NEO | Adjustment, Deduction of Change in Pension Value and Nonqualified Deferred Compensation Earnings Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(65,794)	(23,199)	(93,022)	(154,328)
Non-PEO NEO | Adjustment, Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			45,633	61,727	59,304	63,939
Non-PEO NEO | Adjustment, Deduction of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,312,508)	(1,174,993)	(537,496)	(254,687)
Non-PEO NEO | Adjustment, Fair Value Of Awards Granted During Year, Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,668,271	1,332,750	621,144	260,649
Non-PEO NEO | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Were Outstanding and Unvested At Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			83,338	151,575	2,397,458	(581,562)
Non-PEO NEO | Adjustment, Change In Fair Value Of Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(62,847)	1,320,158	917,868	(493,822)
Non-PEO NEO | Adjustment, Deduction Of Fair Value As Of Prior Year-End Of Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0